UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22693

ClearBridge Energy MLP Total Return Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22693
Reporting Period: 07/01/2015 - 06/30/2016
Clearbridge Energy MLP Total Return Fund Inc.

=================== Clearbridge Energy MLP Total Return Fund ===================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 07, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver 'Rick' G.         For       For          Management
      Richard, III
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

--------------------------------------------------------------------------------

CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

DCP MIDSTREAM PARTNERS, LP

Ticker:       DPM            Security ID:  23311P100
Meeting Date: APR 28, 2016   Meeting Type: Special
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 23, 2015   Meeting Type: Annual
Record Date:  JUL 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew J.D. Whalley      For       For          Management
2     Elect Director Paul Leand Jr.           For       For          Management

--------------------------------------------------------------------------------

KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 12, 2015   Meeting Type: Annual
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew Beveridge         For       For          Management
2     Please vote FOR if Units are Owned by   For       Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth

--------------------------------------------------------------------------------

MACQUARIE INFRASTRUCTURE CORPORATION

Ticker:       MIC            Security ID:  55608B105
Meeting Date: MAY 18, 2016   Meeting Type: Annual
Record Date:  MAR 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Norman H. Brown, Jr.     For       For          Management
1b    Elect Director George W. Carmany, III   For       For          Management
1c    Elect Director H.E. (Jack) Lentz        For       For          Management
1d    Elect Director Ouma Sananikone          For       For          Management
1e    Elect Director William H. Webb          For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

--------------------------------------------------------------------------------

MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 21, 2016   Meeting Type: Annual
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Walter R. Arnheim        For       For          Management
1.2   Elect Director Patrick C. Eilers        None      None         Management
      (Withdrawn)
2     Amend Restricted Stock Plan             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Against      Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       Against      Management

--------------------------------------------------------------------------------

SUNOCO LOGISTICS PARTNERS L.P.

Ticker:       SXL            Security ID:  86764L108
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 17, 2016   Meeting Type: Annual
Record Date:  MAR 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rene R. Joyce            For       For          Management
1.2   Elect Director Waters S. Davis, IV      For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

--------------------------------------------------------------------------------

TARGA RESOURCES PARTNERS LP

Ticker:       NGLS           Security ID:  87611X105
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ClearBridge Energy MLP Total Return Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016